Balances and Transactions with Related Parties - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CHNC [member]
Disclosure of transactions between related parties [line items]
Purchase of gas and crude oil	$ 40,941	$ 14,962	$ 21,595
Net balance payable	$ 3,004	$ 6,462	$ 2,066
CDNC [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	100.00%
Proportion of ownership interest in joint operation	50.00%